Alger Global Equity Fund Expense Example - Class Z Shares [Member] - Alger Global Equity Fund - Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	$ 2,077